Intangible Asset, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible asset, net

7.      Intangible asset, net

Intangible asset, net consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Cost:
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(909,941)	(1,895,785)
Intangible asset, net	48,717,132	47,731,288

Amortization expense for the years ended December 31, 2021, 2022 and 2023 amounted to RMB99,301, RMB575,076 and RMB985,844, respectively.

As of December 31, 2022 and 2023, land use right with net book value of RMB48,717,132 and RMB47,731,288 was pledged as collateral under a loan arrangement (also see Note 10).

As of December 31, 2023, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
RMB
2024	985,844
2025	985,844
2026	985,844
2027	985,844
2028	985,844
Thereafter	42,802,068
Total	47,731,288